Statement of Cash Flows - Changes In Liabilities Arising From Financing Activities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		₩ 149,195,116		₩ 133,172,823
Changes in liabilities arising from financing activities [abstract]
Net cash flows		70,939		15,147,945
Non-cash changes
Acquisition(Disposal)		152,344		154,004
Exchange differences		532,030		1,057,755
Changes in fair value		85,454		(290,312)
Subsidiaries		115,400		82,020
Others		(248,862)		(129,119)
Ending		149,902,421		149,195,116	₩ 133,172,823
Net cash flows from changes in ownership of subsidiaries		1,297,001	$ 1,004,672	932,428	374,992
Derivatives held for hedging
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	[1]	(4,822)		(22,780)
Changes in liabilities arising from financing activities [abstract]
Net cash flows	[1]	(73,335)		(105,017)
Non-cash changes
Acquisition(Disposal)	[1]	0		0
Exchange differences	[1]	(84,429)		161,798
Changes in fair value	[1]	(36,123)		7,156
Subsidiaries	[1]	0		0
Others	[1]	105,706		(45,979)
Ending	[1]	(93,003)		(4,822)	(22,780)
Borrowings and Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		140,415,569		124,342,562
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(2,128,851)		15,645,750
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		616,459		895,758
Changes in fair value		121,577		(297,468)
Subsidiaries		114,904		81,268
Others		(379,429)		(252,301)
Ending		138,760,229		140,415,569	124,342,562
Due to trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		5,808,446		7,033,849
Changes in liabilities arising from financing activities [abstract]
Net cash flows		2,333,656		(1,225,403)
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		0
Changes in fair value		0		0
Subsidiaries		0		0
Others		0		0
Ending		8,142,102		5,808,446	7,033,849
Changes in non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		1,280,102		833,338
Changes in liabilities arising from financing activities [abstract]
Net cash flows		721,101		395,713
Non-cash changes
Acquisition(Disposal)		0		0
Exchange differences		0		0
Changes in fair value		0		0
Subsidiaries		496		752
Others		(58,193)		50,299
Ending		1,943,506		1,280,102	833,338
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning		1,695,821		985,854
Changes in liabilities arising from financing activities [abstract]
Net cash flows		(781,632)		436,902
Non-cash changes
Acquisition(Disposal)		152,344		154,004
Exchange differences		0		199
Changes in fair value		0		0
Subsidiaries		0		0
Others		83,054		118,862
Ending		₩ 1,149,587		₩ 1,695,821	₩ 985,854

[1]	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.